TREASURY STOCK (Details)	12 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended					0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Sep. 30, 2014 2012 Convertible Senior Notes	Oct. 31, 2013 2012 Convertible Senior Notes USD ($)	Dec. 31, 2014 2012 Convertible Senior Notes USD ($)	Sep. 26, 2012 Capped call option USD ($) item	Dec. 19, 2012 Capped call option ADS item	Dec. 19, 2012 Capped call option ADS USD ($)	Sep. 26, 2012 Capped call option ADS USD ($)	Dec. 19, 2012 Capped call option ADS Maximum	Sep. 26, 2012 Written call option ADS Long USD ($)	Sep. 26, 2012 Written call option ADS Short USD ($)
Treasure stock
Initial notional amount of derivative							$ 75,000,000
Number of treasury stock to be repurchased as per the Agreement											4,400,000
Number of components of the Agreements							2
Treasure stock repurchase prepayment													62,182,346
Strike price (in dollars per share)												$ 14.3621	$ 0.0001
Total strike notion amount										63,749,958
Premium that will be retained upon maturity, if trading price of stock gets above upper strike price									1,567,612
Initial cash prepayment that will be retained upon maturity, if trading price of stock gets above upper strike price									62,182,346
Cash settlement amount									63,749,958
Number of shares to be received upon maturity if trading price of stock gets below upper strike price								4,438,763
Settlement amount received									63,700,000
Amount of convertible notes early converted	64,566,748	400,610,842			45,500,000	846,131
Stock delivered to the notes holders (in shares)				846,131	588,219	3,323,262
Treasury stock, shares	3,323,262	3,323,262	3,777,087
Treasury stock at cost	$ 258,780,729	1,605,630,913	1,551,141,268